Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Banc of America Merrill Lynch Commercial Mortgage Inc. One Bryant Park New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a portfolio of mortgage loans in connection with the proposed offering of certain classes of BANK 2023-BNK45, Commercial Mortgage Pass-Through Certificates, Series 2023-BNK45. Banc of America Merrill Lynch Commercial Mortgage Inc. (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Bank of America, National Association, BofA Securities, Inc., Morgan Stanley & Co. LLC, Morgan Stanley Mortgage Capital Holdings LLC, Wells Fargo Bank, National Association, Wells Fargo Securities, LLC, Academy Securities, Inc. and Drexel Hamilton, LLC (together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On February 1, 2023, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing (i) 2 mortgage loans contributed by Bank of America, National Association (“BANA”) that are secured by 2 mortgaged properties (the “BANA Loans”), (ii) 12 mortgage loans contributed by Morgan Stanley Mortgage Capital Holdings LLC (“MSMCH”) that are secured by 15 mortgaged properties (the “MSMCH Loans”), (iii) 8 mortgage loans contributed by Wells Fargo Bank, National Association (“WFB”) that are secured by 10 mortgaged properties (the “WFB Loans”) and (iv) 2 mortgage loans contributed by Bank of America, National Association and Wells Fargo Bank, National Association (“BANA/WFB”) that are secured by 8 mortgaged properties (the “BANA/WFB

Member of
Deloitte Touche Tohmatsu Limited

2

Loans”). Together, BANA, MSMCH, WFB and BANA/WFB are referred to herein as the “Mortgage Loan Sellers” and the BANA Loans, MSMCH Loans, WFB Loans and BANA/WFB Loans are referred to herein as the “Mortgage Loans.”

From December 7, 2022 through January 31, 2023, representatives of each of the Mortgage Loan Sellers provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loans.

At your request, for each of the Mortgage Loans set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only – not applicable,” “None - Mortgage Loan Seller Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans, (iii) the existence or ownership of the Mortgage Loans or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

3

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

February 1, 2023

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Loans (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, draft pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note or b-note (collectively, the “Subordinate Loan Document”);

Subordinate unsecured loan agreement or subordinate unsecured promissory note (collectively, the “Subordinate Unsecured Loan Document”);

Mezzanine loan agreement or mezzanine promissory note (collectively, the “Mezzanine Loan Document”);

The guaranty agreements or environmental indemnity agreement (collectively, the “Guaranty”);

Cash management agreement, draft cash management agreement, lockbox agreements, deposit account control agreement, draft deposit account control agreement, and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screen prints (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

The real estate property appraisal reports (the “Appraisal Report”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

Cooperative sponsor rent roll, cooperative investor rent roll or cooperative maintenance schedule (collectively, the “Coop Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Asset summary reports (“ASR”);

Property Hazard and Liability Insurance Certificates (the “Insurance Certificate”);

Servicer reports and records and provided electronic files (collectively, the “Servicer Records”);

EDGAR ABS XML technical specification (Version 2.0) document dated September 20, 2021 (the “EDGAR ABS XML Technical Specification Document”);

Promissory note splitter or draft promissory note splitter (collectively, the “Promissory Note Splitter”);

Condominium Organizational Documents (the “Condominium Organizational Documents”); and

Flood hazard determination report (the “Flood Hazard Determination”).

*****

	Characteristic	Source Document
1	Loan Pool No.	None - Mortgage Loan Seller Provided
2	Loan / Property Flag	None - Mortgage Loan Seller Provided
3	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
4	Mortgage Loan Originator	Loan Agreement
5	Property Name	Identification purposes only - not applicable
6	% by Cut-off Date Balance	Refer to calculation procedures
7	Original Balance	Loan Agreement/Promissory Note Splitter
8	% of Loan Balance	Refer to calculation procedures
9	Cut-off Date Balance	Refer to calculation procedures
10	Maturity Date Balance	Refer to calculation procedures
11	Cut-off Date Balance per Unit or SF	Refer to calculation procedures
12	Number of Properties	Appraisal Report
13	Street Address	Appraisal Report
14	City	Appraisal Report
15	State	Appraisal Report
16	Zip Code	Appraisal Report/USPS
17	County	Appraisal Report
18	North or South CA (NCA/SCA)	Appraisal Report
19	Property Type	Appraisal Report
20	Property Sub-Type	Appraisal Report
21	Units/SF	Rent Roll/Appraisal Report
22	Year Built	Appraisal Report/Engineering Report
23	Year Renovated	Appraisal Report/Engineering Report
24	Single-Tenant (Y/N)	Rent Roll
25	Owner-Occupied >20% (Y/N - %)	Rent Roll
26	Percent Leased	Rent Roll/Appraisal Report
27	Percent Leased as of Date	Rent Roll
28	Sec. 8 (Multifamily) (Y/N)	Appraisal Report
29	No. of Sec. 8 Units	Appraisal Report
30	Sec. 42 (Multifamily) (Y/N)	Appraisal Report
31	No. of Sec. 42 Units	Appraisal Report
32	Hotel Franchise Agreement Expiration Date	Rent Roll
33	Condo Component (Y/N - % of Borrower Control)	Rent Roll
34	Ownership Interest	Title Policy
35	Ground Lease Expiration Date	Ground Lease
36	Ground Lease Extension Terms	Ground Lease
37	Annual Ground Lease Payment as of the Cut-off Date ($)	Ground Lease
38	Annual Ground Rent Increases (Y/N)	Ground Lease

	Characteristic	Source Document
39	Appraised Value	Appraisal Report
40	Appraised Value Type	Appraisal Report
41	Value as of Date	Appraisal Report
42	Borrower Name	Loan Agreement
43	Sponsor	Loan Agreement/ASR
44	Nonrecourse Carve-out Guarantor	Guaranty/Loan Agreement
45	Environmental Indemnitor	Guaranty/Loan Agreement
46	Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Loan Agreement
47	Borrower State of Incorporation	Loan Agreement
48	New or Recycled Borrowing Entity	None - Mortgage Loan Seller Provided
49	SPE (Y/N)	Loan Agreement
50	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
51	Independent Director (Y/N)	Loan Agreement
52	Related Borrowers (Y/N)	Loan Agreement
53	Related Borrower Pool	Loan Agreement
54	Cross Collateralized / Cross Defaulted (Y/N)	Loan Agreement
55	Crossed Group	Loan Agreement
56	Acquisition or Refinance	Closing Statement/ASR
57	Note Date	Loan Agreement
58	First Payment Date	Loan Agreement
59	First P&I Payment Date	Loan Agreement
60	Maturity Date or ARD	Loan Agreement
61	ARD Loan (Y/N)	Loan Agreement
62	Final Maturity Date	Loan Agreement
63	ARD Rate Step	Loan Agreement
64	Lockbox Type	Cash Management Agreement/Loan Agreement
65	Cash Management Status	Cash Management Agreement/Loan Agreement
66	Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Cash Management Agreement/Loan Agreement
67	Tenant Specific Excess Cash Trap Trigger (Y/N)	Cash Management Agreement/Loan Agreement
68	Original Term to Maturity or ARD (mos.)	Refer to calculation procedures
69	Remaining Term to Maturity or ARD (mos.)	Refer to calculation procedures
70	Original IO Period (mos.)	Refer to calculation procedures
71	Remaining IO Period (mos.)	Refer to calculation procedures
72	Original Amort. Term (mos.)	Refer to calculation procedures

	Characteristic	Source Document
73	Remaining Amort. Term (mos.)	Refer to calculation procedures
74	Amort. Type	Loan Agreement
75	Interest Accrual Method	Loan Agreement
76	Rate	Loan Agreement/Promissory Note Splitter
77	Monthly Debt Service (P&I)	Loan Agreement
78	Monthly Debt Service (IO)	Refer to calculation procedures
79	Annual Debt Service (P&I)	Refer to calculation procedures
80	Annual Debt Service (IO)	Refer to calculation procedures
81	Underwritten NOI DSCR (x)	Refer to calculation procedures
82	Underwritten NCF DSCR (x)	Refer to calculation procedures
83	Cut-off Date LTV	Refer to calculation procedures
84	Maturity Date LTV	Refer to calculation procedures
85	Third Most Recent Revenues	Underwritten Financial Summary Report
86	Third Most Recent Expenses	Underwritten Financial Summary Report
87	Third Most Recent NOI	Underwritten Financial Summary Report
88	Third Most Recent ADR ($)	Underwritten Financial Summary Report
89	Third Most Recent RevPAR ($)	Underwritten Financial Summary Report
90	Third Most Recent Hotel Occupancy (%)	Underwritten Financial Summary Report
91	Third Most Recent NOI Date	Underwritten Financial Summary Report
92	Third Most Recent Description	Underwritten Financial Summary Report
93	Second Most Recent Revenues	Underwritten Financial Summary Report
94	Second Most Recent Expenses	Underwritten Financial Summary Report
95	Second Most Recent NOI	Underwritten Financial Summary Report
96	Second Most Recent ADR ($)	Underwritten Financial Summary Report
97	Second Most Recent RevPAR ($)	Underwritten Financial Summary Report
98	Second Most Recent Hotel Occupancy (%)	Underwritten Financial Summary Report
99	Second Most Recent NOI Date	Underwritten Financial Summary Report
100	Second Most Recent Description	Underwritten Financial Summary Report
101	Most Recent Revenues	Underwritten Financial Summary Report
102	Most Recent Expenses	Underwritten Financial Summary Report
103	Most Recent NOI	Underwritten Financial Summary Report
104	Most Recent ADR ($)	Underwritten Financial Summary Report
105	Most Recent RevPAR ($)	Underwritten Financial Summary Report
106	Most Recent Hotel Occupancy (%)	Underwritten Financial Summary Report
107	Most Recent NOI Date	Underwritten Financial Summary Report
108	Most Recent Description	Underwritten Financial Summary Report
109	Underwritten Occupancy %	Underwritten Financial Summary Report
110	Underwritten EGI	Underwritten Financial Summary Report
111	Underwritten Expenses	Underwritten Financial Summary Report
112	Underwritten NOI	Underwritten Financial Summary Report

	Characteristic	Source Document
113	Underwritten NOI Debt Yield	Refer to calculation procedures
114	Underwritten Cap Ex	Underwritten Financial Summary Report
115	Underwritten TI/LC	Underwritten Financial Summary Report
116	Underwritten NCF	Underwritten Financial Summary Report
117	Underwritten NCF Debt Yield	Refer to calculation procedures
118	Underwritten ADR ($)	Underwritten Financial Summary Report
119	Underwritten RevPAR ($)	Underwritten Financial Summary Report
120	Underwritten Hotel Occupancy (%)	Underwritten Financial Summary Report
121	Largest Tenant	Rent Roll
122	Lease Expiration Date of Largest Tenant	Rent Roll
123	NSF of Largest Tenant (SF)	Rent Roll
124	% NSF of the Largest Tenant (%)	Refer to calculation procedures
125	2nd Largest Tenant	Rent Roll
126	Lease Expiration of 2nd Largest Tenant	Rent Roll
127	NSF of 2nd Largest Tenant (SF)	Rent Roll
128	% NSF of 2nd Largest Tenant (%)	Refer to calculation procedures
129	3rd Largest Tenant	Rent Roll
130	Lease Expiration of 3rd Largest Tenant	Rent Roll
131	NSF of 3rd Largest Tenant (SF)	Rent Roll
132	% NSF of 3rd Largest Tenant (%)	Refer to calculation procedures
133	4th Largest Tenant	Rent Roll
134	Lease Expiration of 4th Largest Tenant	Rent Roll
135	NSF of 4th Largest Tenant (SF)	Rent Roll
136	% NSF of 4th Largest Tenant (%)	Refer to calculation procedures
137	5th Largest Tenant	Rent Roll
138	Lease Expiration of 5th Largest Tenant	Rent Roll
139	NSF of 5th Largest Tenant (SF)	Rent Roll
140	% NSF of 5th Largest Tenant (%)	Refer to calculation procedures
141	Top Five Movie Theater Tenant (Y/N)	Rent Roll
142	Top Five Health Club Tenant (Y/N)	Rent Roll
143	Top Five Bank Branch Tenant (Y/N)	Rent Roll
144	Top Five Restaurant Tenant (Y/N)	Rent Roll
145	Top Five Medical Office Tenant (Y/N)	Rent Roll
146	Tax Escrow in Place (Y/N)	Loan Agreement
147	Initial Tax Escrow Amount ($)	Closing Statement
148	Ongoing Tax Escrow - Monthly ($)	Closing Statement/Servicer Records
149	Terms or Conditions for Springing Tax Reserve Requirement	Loan Agreement
150	Current Tax Escrow Balance	Servicer Records
151	Interest on Tax Escrow Goes to:	Loan Agreement

	Characteristic	Source Document
152	Insurance Escrow in Place (Y/N)	Loan Agreement
153	Initial Insurance Escrow Amount ($)	Closing Statement
154	Ongoing Insurance Escrow - Monthly ($)	Closing Statement/Servicer Records
155	Terms or Conditions for Springing Insurance Reserve Requirement	Loan Agreement
156	Current Insurance Escrow Balance	Servicer Records
157	Interest on Insurance Escrow Goes to:	Loan Agreement
158	Deferred Maintenance Escrow in Place (Y/N)	Loan Agreement
159	Deferred Maintenance Escrow Amount ($)	Closing Statement/Loan Agreement
160	Interest on Deferred Maint. Escrow Goes to:	Loan Agreement
161	Cap Ex Escrow in Place (Y/N)	Loan Agreement
162	Initial Cap Ex Escrow Amount ($)	Closing Statement/Loan Agreement
163	Ongoing Cap Ex Escrow - Monthly ($)	Loan Agreement
164	Annual Cap Ex Reserve Requirement per SF/Unit ($)	Refer to calculation procedures
165	Cap Ex Reserve Cap ($ and Description)	Loan Agreement
166	Terms or Conditions for Springing Cap Ex Reserve Requirement	Loan Agreement
167	Current Cap Ex Escrow Balance	Servicer Records
168	Interest on Cap Ex Escrow Goes to:	Loan Agreement
169	TI/LC Escrow in Place (Y/N)	Loan Agreement
170	Initial TI/LC Escrow Amount ($)	Closing Statement/Loan Agreement
171	Ongoing TI/LC Escrow - Monthly ($)	Loan Agreement
172	Annual TI/LC Escrow per SF/Unit ($)	Refer to calculation procedures
173	TI/LC Reserve Cap ($ and Description)	Loan Agreement
174	Terms or Conditions for Springing TI/LC Reserve Requirement	Loan Agreement
175	Current TI/LC Balance	Servicer Records
176	Interest on TI/LC Escrow Goes to:	Loan Agreement
177	Upfront Debt Service Reserve ($)	Loan Agreement
178	Monthly Debt Service Reserve ($)	Loan Agreement
179	Debt Service Reserve Cap ($)	Loan Agreement
180	Description of "Other" Escrows	Loan Agreement
181	Initial Other Escrow Amount ($)	Closing Statement/Loan Agreement
182	Ongoing Other Escrow - Monthly ($)	Loan Agreement
183	Other Reserve Cap ($)	Loan Agreement
184	Terms or Conditions for Springing Other Reserve Requirement	Loan Agreement
185	Current Other Balance	Servicer Records
186	Interest on Other Escrow Goes to:	Loan Agreement

	Characteristic	Source Document
187	Other Escrow Description/ Release Provisions	Loan Agreement/Closing Statement
188	Holdback/ Earnout Amount ($)	Loan Agreement
189	Holdback/ Earnout Description	Loan Agreement
190	FIRREA Appraisal (Y/N)	Appraisal Report
191	Phase I Date	Phase I Report
192	Phase II Date	Phase II Report
193	Engineering Report Date	Engineering Report
194	Seismic Report Date	Seismic Report
195	Earthquake Zone 3 or 4 (Y/N)	Seismic Report
196	PML %	Seismic Report
197	Earthquake Insurance (Y/N)	Insurance Certificate
198	Windstorm Insurance (Y/N)	Insurance Certificate
199	Flood Zone (Y/N)	Appraisal Report
200	Flood Insurance (Y/N)	Insurance Certificate
201	Environmental Insurance (Y/N)	Insurance Certificate
202	Environmental Insurance in Lieu of Phase II (Y/N)	None - Mortgage Loan Seller Provided
203	Due Date	Loan Agreement
204	Debt Service Payment Grace Period to Impose Late Charge	Loan Agreement
205	Debt Service Grace Period to Call a Default	Loan Agreement
206	Assumption Provision (Y/N)	Loan Agreement
207	Assumption/Fee	Loan Agreement
208	Partial Collateral Release (Y/N)	Loan Agreement
209	Partial Collateral Release and Prepayment Descriptions	Loan Agreement
210	Outparcel or Other Release (Y/N)	Loan Agreement
211	Outparcel or Other Release Description	Loan Agreement
212	Substitution Allowed (Y/N)	Loan Agreement
213	Substitution Provision Description	Loan Agreement
214	Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Loan Agreement
215	Partial Prepayment Description	Loan Agreement
216	Seasoning	Refer to calculation procedures
217	Prepayment String	Loan Agreement
218	LO End Date	Loan Agreement
219	Pari Passu (Y/N)?	Loan Agreement/Promissory Note Splitter
220	Current Additional Financing in Place (Y/N/Silent)	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter

	Characteristic	Source Document
221	Type of Additional Financing	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter
222	Additional Financing Original Balance	Loan Agreement/Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter
223	Additional Financing Permitted In Future (Y/N/Silent)	Loan Agreement
224	Type of Additional Future Financing	Loan Agreement
225	Terms of Future Additional Financing	Loan Agreement
226	Pari Passu in Trust Controlling (Y/N)	None - Mortgage Loan Seller Provided
227	Total Trust Exposure	Refer to calculation procedures
228	Cut-off Date Pari Passu Mortgage Debt Balance	Refer to calculation procedures
229	Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Refer to calculation procedures
230	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Refer to calculation procedures
231	Cut-off Date Subordinate Mortgage Debt Balance	Refer to calculation procedures
232	Subordinate Companion Loan Interest Rate	Subordinate Loan Document
233	Cut Off Date Whole Note Loan Balance	Refer to calculation procedures
234	Whole Loan Monthly Debt Service ($)	Refer to calculation procedures
235	Whole Loan Cut-off Date LTV Ratio (%)	Refer to calculation procedures
236	Whole Loan Underwritten NCF DSCR (x)	Refer to calculation procedures
237	Whole Loan Underwritten NOI Debt Yield (%)	Refer to calculation procedures
238	Cut-off Date Mezzanine Debt Balance	Refer to calculation procedures
239	Mezzanine Debt Interest Rate (%)	Mezzanine Loan Document
240	Total Debt Cut-off Date Balance ($)	Refer to calculation procedures
241	Total Debt Monthly Debt Service ($)	Refer to calculation procedures
242	Total Debt Cut-off Date LTV Ratio	Refer to calculation procedures
243	Total Debt UW NCF DSCR	Refer to calculation procedures
244	Total Debt UW NOI Debt Yield	Refer to calculation procedures
245	Sources: Loan Amount ($)	Closing Statement [1]
246	Sources: Principal's New Cash Contribution ($)	Closing Statement [1]
247	Sources: Subordinate Debt ($)	Closing Statement [1]
248	Sources: Other Sources ($)	Closing Statement [1]
249	Sources: Total Sources ($)	Closing Statement [1]
250	Uses: Loan Payoff ($)	Closing Statement [1]

	Characteristic	Source Document
251	Uses: Purchase Price ($)	Closing Statement [1]
252	Uses: Closing Costs ($)	Closing Statement [1]
253	Uses: Reserves ($)	Closing Statement [1]
254	Uses: Principal Equity Distribution ($)	Closing Statement [1]
255	Uses: Other Uses ($)	Closing Statement [1]
256	Uses: Total Uses ($)	Closing Statement [1]
257	Investment Grade Y/N	None - Mortgage Loan Seller Provided
258	Notes	Not applicable
259	Coop - Rental Value (as applicable)	Appraisal Report
260	Coop - LTV as Rental (as applicable)	Refer to calculation procedures
261	Coop - Unsold Percent (as applicable)	Refer to calculation procedures
262	Coop - Sponsor Units (as applicable)	Coop Rent Roll
263	Coop - Investor Units (as applicable)	Coop Rent Roll
264	Coop - Coop Units (as applicable)	Coop Rent Roll
265	Coop - Sponsor/Investor Carry (as applicable)	Refer to calculation procedures
266	Coop - Committed Secondary Debt (as applicable)	Subordinate Loan Document
267	Asset Type Number	None - Mortgage Loan Seller Provided
268	Group ID	None - Mortgage Loan Seller Provided
269	Reporting Period Beginning Date	None - Mortgage Loan Seller Provided
270	Reporting Period End Date	None - Mortgage Loan Seller Provided
271	Interest Accrual Method Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
272	Original Interest Rate Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
273	Underwriting Indicator	None - Mortgage Loan Seller Provided
274	Lien Position Securitization Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
275	Loan Structure Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
276	Periodic Principal and Interest Payment Securitization Amount	Refer to calculation procedures
277	Payment Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
278	Payment Frequency Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
279	Interest Only Indicator	Loan Agreement
280	Balloon Indicator	Loan Agreement
281	Prepayment Premium Indicator	Loan Agreement
282	Negative Amortization Indicator	None - Mortgage Loan Seller Provided
283	Modified Indicator	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
284	Arm Index Code	Not applicable
285	First Rate Adjustment Date	Not applicable
286	First Payment Adjustment Date	Not applicable
287	ARM Margin Number	Not applicable
288	Lifetime Rate Cap Percentage	Not applicable
289	Lifetime Rate Floor Percentage	Not applicable
290	Periodic Rate Increase Limit Percentage	Not applicable
291	Periodic Rate Decrease Limit Percentage	Not applicable
292	Periodic Payment Adjustment Maximum Amount	Not applicable
293	Periodic Payment Adjustment Maximum Percent	Not applicable
294	Rate Reset Frequency Code	Not applicable
295	Payment Reset Frequency Code	Not applicable
296	Index Lookback Days Number	Not applicable
297	Yield Maintenance End Date	Loan Agreement
298	Prepayment Premiums End Date	Loan Agreement
299	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided
300	Maximum Negative Amortization Allowed Amount	None - Mortgage Loan Seller Provided
301	Negative Amortization Deferred Interest Cap Amount	None - Mortgage Loan Seller Provided
302	Deferred Interest Cumulative Amount	None - Mortgage Loan Seller Provided
303	Deferred Interest Collected Amount	None - Mortgage Loan Seller Provided
304	Property Type Code	Appraisal Report/EDGAR ABS XML Technical Specification Document
305	Net Rentable Square Feet Number	Rent Roll
306	Net Rentable Square Feet Securitization Number	Rent Roll
307	Units Beds Rooms Number	Rent Roll
308	Units Beds Rooms Securitization Number	Rent Roll
309	Valuation Source Securitization Code	Appraisal Report/EDGAR ABS XML Technical Specification Document
310	Most Recent Valuation Amount	None - Mortgage Loan Seller Provided
311	Most Recent Valuation Date	None - Mortgage Loan Seller Provided
312	Most Recent Valuation Source Code	None - Mortgage Loan Seller Provided
313	Property Status Code	None - Mortgage Loan Seller Provided
314	Defeasance Option Start Date	Loan Agreement
315	Defeased Status Code	None - Mortgage Loan Seller Provided
316	AL_Largest Tenant	Rent Roll
317	AL Lease Expiration Largest Tenant Date	Rent Roll

	Characteristic	Source Document
318	AL_Second Largest Tenant	Rent Roll
319	AL Lease Expiration Second Largest Tenant Date	Rent Roll
320	AL_Third Largest Tenant	Rent Roll
321	AL Lease Expiration Third Largest Tenant Date	Rent Roll
322	Financials Securitization Date	Underwritten Financial Summary Report
323	Most Recent Financials Start Date	Underwritten Financial Summary Report
324	Most Recent Financials End Date	Underwritten Financial Summary Report
325	Most Recent Net Cash Flow Amount	Underwritten Financial Summary Report
326	Net Operating Income Net Cash Flow Securitization Code	None - Mortgage Loan Seller Provided
327	Net Operating Income Net Cash Flow Code	None - Mortgage Loan Seller Provided
328	Most Recent Debt Service Amount	Refer to calculation procedures
329	Most Recent Debt Service Coverage Net Operating Income Percentage	Refer to calculation procedures
330	Most Recent Debt Service Coverage Net Cash Flow Percentage	Refer to calculation procedures
331	Debt Service Coverage Securitization Code	None - Mortgage Loan Seller Provided
332	Most Recent Debt Service Coverage Code	None - Mortgage Loan Seller Provided
333	Asset Added Indicator	None - Mortgage Loan Seller Provided
334	Report Period Modification Indicator	None - Mortgage Loan Seller Provided
335	Report Period Beginning Schedule Loan Balance Amount	Refer to calculation procedures
336	Report Period End Actual Balance Amount	Refer to calculation procedures
337	Total Scheduled Principal Interest Due Amount	Refer to calculation procedures
338	Scheduled Interest Amount	Refer to calculation procedures
339	Other Interest Adjustment Amount	None - Mortgage Loan Seller Provided
340	Scheduled Principal Amount	Refer to calculation procedures
341	Unscheduled Principal Collected Amount	None - Mortgage Loan Seller Provided
342	Other Principal Adjustment Amount	None - Mortgage Loan Seller Provided
343	Hyper Amortizing Date	Not applicable
344	Servicing Advance Method Code	None - Mortgage Loan Seller Provided
345	Non Recoverability Indicator	None - Mortgage Loan Seller Provided
346	Total Principal Interest Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
347	Total Taxes Insurance Advances Outstanding Amount	None - Mortgage Loan Seller Provided
348	Other Expenses Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
349	Payment Status Loan Code	None - Mortgage Loan Seller Provided

	Characteristic	Source Document
350	Arm Index Rate Percentage	Not applicable
351	Next Interest Rate Percentage	Not applicable
352	Next Interest Rate Change Adjustment Date	Not applicable
353	Next Payment Adjustment Date	Not applicable
354	Primary Servicer Name	None - Mortgage Loan Seller Provided
355	Most Recent Special Servicer Transfer Date	None - Mortgage Loan Seller Provided
356	Most Recent Master Servicer Return Date	None - Mortgage Loan Seller Provided
357	Asset Subject Demand Indicator	None - Mortgage Loan Seller Provided
358	Asset Subject Demand Status Code	None - Mortgage Loan Seller Provided
359	Repurchase Amount	None - Mortgage Loan Seller Provided
360	Demand Resolution Date	None - Mortgage Loan Seller Provided
361	Repurchaser Name	None - Mortgage Loan Seller Provided
362	Repurchase Replacement Reason Code	None - Mortgage Loan Seller Provided
363	Realized Loss To Trust Amount	None - Mortgage Loan Seller Provided
364	Liquidation Prepayment Code	None - Mortgage Loan Seller Provided
365	Liquidation Prepayment Date	None - Mortgage Loan Seller Provided
366	Prepayment Premium Yield Maintenance Received Amount	None - Mortgage Loan Seller Provided
367	Workout Strategy Code	None - Mortgage Loan Seller Provided
368	Last Modification Date	None - Mortgage Loan Seller Provided
369	Modification Code	None - Mortgage Loan Seller Provided
370	Post Modification Interest Percentage	None - Mortgage Loan Seller Provided
371	Post Modification Payment Amount	None - Mortgage Loan Seller Provided
372	Post Modification Maturity Date	None - Mortgage Loan Seller Provided
373	Post Modification Amortization Period Amount	None - Mortgage Loan Seller Provided

1 We were instructed by representatives of the Company to perform the comparison for such Characteristic only for the Top 15 Mortgage Loans (based on Cut-off Date Balance) identified on the Data File.

Calculation Procedures

With respect to Characteristic 6, we recomputed the % by Cut-off Date Balance by dividing the (i) Cut-off Date Balance by (ii) sum of each of the Mortgage Loans’ Cut-off Date Balance.

With respect to Characteristic 8, for those Mortgage Loans indicated on the Data File as secured by more than one property, we recomputed the % of Loan Balance by dividing the (i) Cut-off Date Balance of each mortgaged property of the related Mortgage Loan by the (ii) Cut-off Date Balance of the related Mortgage Loan.

With respect to Characteristic 9, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Balance using the First Payment Date, Original IO Period (mos.), Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Rate and the Due Date in February 2023 (the “Cut-off Date” as stipulated by representatives of the Company). With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Loans (if any), the Cut-off Date Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 10, assuming, at your request, no prepayments of principal, we recomputed the Maturity Date Balance using the First Payment Date, Original IO Period (mos.), Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Maturity Date or ARD and Rate. With respect to full term interest-only Mortgage Loans (if any), the Maturity Date Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Maturity Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 11, we recomputed the Cut-off Date Balance per Unit or SF by dividing the (i) Cut-off Date Balance by (ii) Units/SF. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Units/SF for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 68, we recomputed the Original Term to Maturity or ARD (mos.) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date or ARD (mos.).

With respect to Characteristic 69, we recomputed the Remaining Term to Maturity or ARD (mos.) by subtracting the (i) Seasoning from (ii) Original Term to Maturity or ARD (mos.).

With respect to Characteristic 70, we recomputed the Original IO Period (mos.) by determining the number of payment dates from and inclusive of the First Payment Date to and exclusive of the

First P&I Payment Date. This procedure was performed for partial and full term interest-only Mortgage Loans only.

With respect to Characteristic 71, we recomputed the Remaining IO Period (mos.) by subtracting the (i) Seasoning from (ii) Original IO Period (mos.) (but to not less than zero). This procedure was performed for partial and full term interest-only Mortgage Loans only.

With respect to Characteristic 72, we recomputed the Original Amort. Term (mos.) using the Original Balance, Monthly Debt Service (P&I) and Rate and a 30/360 Interest Accrual Method. This procedure was not performed for full term interest-only Mortgage Loans (if applicable).

With respect to Characteristic 73, we recomputed the Remaining Amort. Term (mos.) by subtracting the Seasoning from the Original Amort. Term (mos.). With respect to partial interest-only, then amortizing Mortgage Loans, the procedure indicated herein reduces the Seasoning as of the Cut-off Date by the Original IO Period (mos.) (but to not less than zero). This procedure was not performed for full term interest-only Mortgage Loans (if applicable).

With respect to Characteristic 78, we recomputed the Monthly Debt Service (IO) by dividing (i) the product of (a) the Cut-off Date Balance, (b) the Rate and (c) for those Mortgage Loans whose Interest Accrual Method is “Actual/360,” a fraction equal to 365/360 by (ii) twelve. This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable).

With respect to Characteristic 79, we recomputed the Annual Debt Service (P&I) by multiplying the (i) Monthly Debt Service (P&I) by (ii) twelve. This procedure was not performed for full term interest-only Mortgage Loans (if applicable).

With respect to Characteristic 80, we recomputed the Annual Debt Service (IO) by multiplying (i) the Monthly Debt Service (IO) by (ii) twelve. This procedure was performed for partial and full term interest-only Mortgage Loans only (if applicable).

With respect to Characteristic 81, we recomputed the Underwritten NOI DSCR (x) by dividing the (i) Underwritten NOI by the (ii) (a) Annual Debt Service (IO) for full term interest-only Mortgage Loans or (b) Annual Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 82, we recomputed the Underwritten NCF DSCR (x) by dividing the (i) Underwritten NCF by the (ii) (a) Annual Debt Service (IO) for full term interest-only Mortgage Loans or (b) Annual Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 83, we recomputed the Cut-off Date LTV by dividing the (i) Cut-off Date Balance by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 84, we recomputed the Maturity Date LTV by dividing the (i) Maturity Date Balance by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 113, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Cut-off Date Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 117, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Cut-off Date Balance. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Loan. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 124, we recomputed the % NSF of the Largest Tenant (%) by dividing the (i) NSF of Largest Tenant (SF) by (ii) Units/SF. With respect to the Mortgage Loan identified on the Data File as “218 E 5th Street,” we were instructed by representatives of the related

Mortgage Loan Seller to replace clause (ii) of this procedure with “1,500.” This procedure was only performed for those Mortgage Loans with an NSF of Largest Tenant (SF) greater than zero.

With respect to Characteristic 128, we recomputed the % NSF of 2nd Largest Tenant (%) by dividing the (i) NSF of 2nd Largest Tenant (SF) by (ii) Units/SF. With respect to the Mortgage Loan identified on the Data File as “218 E 5th Street,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with “1,500.” This procedure was only performed for those Mortgage Loans with an NSF of 2nd Largest Tenant (SF) greater than zero.

With respect to Characteristic 132, we recomputed the % NSF of 3rd Largest Tenant (%) by dividing the (i) NSF of 3rd Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Loans with an NSF of 3rd Largest Tenant (SF) greater than zero.

With respect to Characteristic 136, we recomputed the % NSF of 4th Largest Tenant (%) by dividing the (i) NSF of 4th Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Loans with an NSF of 4th Largest Tenant (SF) greater than zero.

With respect to Characteristic 140, we recomputed the % NSF of 5th Largest Tenant (%) by dividing the (i) NSF of 5th Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Loans with an NSF of 5th Largest Tenant (SF) greater than zero.

With respect to Characteristic 164, we recomputed the Annual Cap Ex Reserve Requirement per SF/Unit ($) by dividing the (i) product of (a) the Ongoing Cap Ex Escrow - Monthly ($) and (b) twelve by (ii) Units/SF.

With respect to Characteristic 172, we recomputed the Annual TI/LC Escrow per SF/Unit ($) by dividing the (i) product of (a) the Ongoing TI/LC Escrow - Monthly ($) and (b) twelve by (ii) Units/SF.

With respect to Characteristic 216, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 227, the Total Trust Exposure was set to equal the Cut-off Date Balance. This procedure was performed only for those Mortgage Loans which are part of a loan combination.

With respect to Characteristic 228, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Pari Passu Mortgage Debt Balance as the product of (i) the difference of (a) the original pari passu mortgage debt balance (as set forth on or derived from the Loan Agreement) and (b) the Cut-off Date Balance and (ii) the quotient of (a) the Cut-off Date Balance over (b) the Original Balance of the related Mortgage Loan. With respect to interest-only pari passu Mortgage Loans determined to be non-amortizing as of the Cut-off Date and full term interest-only pari passu Mortgage Loans (if any) (each as determined from the Loan Agreement), the Cut-off Date Pari Passu Mortgage Debt Balance was set to equal the difference of (i) the original pari passu mortgage debt balance (as set forth on or derived from the Loan Agreement)

and (ii) the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Pari Passu Mortgage Debt Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed only for those Mortgage Loans which are part of a loan combination.

With respect to Characteristic 229, we recomputed the Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) by subtracting the (i) Monthly Debt Service (IO) for full term interest-only Mortgage Loans or (ii) Monthly Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans from the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($). This procedure was performed only for those Mortgage Loans which are part of a loan combination.

With respect to Characteristic 230, we (i) recomputed the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) as one twelfth of the product of the (a) pari passu mortgage debt original balance, (b) the Rate and (c) for those Mortgage Loans whose Interest Accrual Method is “Actual/360,” a fraction equal to 365/360 for those Mortgage Loans with an Amort. Type of “Interest Only” or “Interest Only - ARD,” as applicable and (ii) compared the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) to the corresponding information set forth on the Loan Agreement for those Mortgage Loans with an Amort. Type of “Amortizing Balloon,” “Fully Amortizing,” “Interest Only, Amortizing Balloon,” “Amortizing, ARD” or “Interest-only, Amortizing ARD,” as applicable. This procedure was performed only for those Mortgage Loans which are part of a loan combination.

With respect to Characteristic 231, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Subordinate Mortgage Debt Balance using the subordinate mortgage debt first payment date, subordinate mortgage debt monthly debt service, subordinate mortgage debt original balance, subordinate mortgage debt interest accrual method (each as set forth on or derived from the Subordinate Loan Document), Subordinate Companion Loan Interest Rate and the Cut-off Date. With respect to interest-only subordinate mortgage debt Mortgage Loans determined to be non-amortizing as of the Cut-off Date (as determined from the Subordinate Loan Document) and full term interest-only subordinate mortgage debt Mortgage Loans (if any) (as determined from the Subordinate Loan Document), the Cut-off Date Subordinate Mortgage Debt Balance was set to equal the original subordinate mortgage debt balance (as set forth on the Subordinate Loan Document). This procedure was performed only for those Mortgage Loans with subordinate mortgage debt, if any.

With respect to Characteristic 233, we recomputed the Cut Off Date Whole Note Loan Balance as the sum of the (i) Cut-Off Date Balance and (ii) Cut-off Date Subordinate Mortgage Debt Balance. With respect to any Mortgage Loan which is part of a pari passu loan combination, (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of the (a) Cut-Off Date Balance and (b) Cut-off Date Pari Passu Mortgage Debt Balance. This procedure was performed only for those Mortgage Loans which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 234, we recomputed the Whole Loan Monthly Debt Service ($) as the sum of the (i) (a) Monthly Debt Service (IO) for full term interest-only Mortgage Loans or (b)

Monthly Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans and (ii) subordinate mortgage debt monthly debt service (as set forth on or derived from the Subordinate Loan Document). With respect to any Mortgage Loan which is part of a pari passu loan combination, (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($). This procedure was performed only for those Mortgage Loans which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 235, we recomputed the Whole Loan Cut-off Date LTV Ratio (%) by dividing the (i) Cut Off Date Whole Note Loan Balance by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 236, we recomputed the Whole Loan Underwritten NCF DSCR (x) by dividing (i) the Underwritten NCF by (ii) the product of the (a) Whole Loan Monthly Debt Service ($) and (b) twelve. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 237, we recomputed the Whole Loan Underwritten NOI Debt Yield (%) by dividing (i) the Underwritten NOI by (ii) the Cut Off Date Whole Note Loan Balance (if applicable). With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 238, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Mezzanine Debt Balance using the mezzanine or subordinate unsecured debt first payment date, mezzanine or subordinate unsecured debt monthly debt service, mezzanine or subordinate unsecured debt original balance, mezzanine or subordinate unsecured debt interest accrual method and Mezzanine Debt Interest Rate (%) or subordinate unsecured debt interest rate (each as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) and the Cut-off Date. With respect to partial interest-only mezzanine or subordinate unsecured debt determined to be non-amortizing as of the Cut-off Date and full term interest-only mezzanine or subordinate unsecured debt (if any) (as derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document), the Cut-off Date Mezzanine Debt Balance was set to equal the related Additional Financing Original Balance. This procedure was performed only for those Mortgage Loans with mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 240, we recomputed the Total Debt Cut-off Date Balance ($) as the sum of the (i) Cut-Off Date Balance, (ii) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) and (iii) Cut-off Date Mezzanine Debt Balance (if applicable). With respect to any

Mortgage Loan which is part of a pari passu loan combination, (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of the (a) Cut-Off Date Balance and (b) Cut-off Date Pari Passu Mortgage Debt Balance. This procedure was performed only for those Mortgage Loans containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 241, we recomputed the Total Debt Monthly Debt Service ($) as the sum of the (i) (a) Monthly Debt Service (IO) for full term interest-only Mortgage Loans or (b) Monthly Debt Service (P&I) for amortizing and partial interest-only Mortgage Loans, (ii) subordinate mortgage debt monthly debt service (as set forth on or derived from the Subordinate Loan Document, if applicable) and (iii) mezzanine or subordinate unsecured debt monthly debt service (as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document, if applicable). With respect to any Mortgage Loan which is part of a pari passu loan combination, (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($). This procedure was performed only for those Mortgage Loans containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 242, we recomputed the Total Debt Cut-off Date LTV Ratio by dividing the (i) Total Debt Cut-off Date Balance ($) by (ii) Appraised Value. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 243, we recomputed the Total Debt UW NCF DSCR by dividing the (i) Underwritten NCF by (ii) product of the (a) Total Debt Monthly Debt Service ($) and (b) twelve. With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 244, we recomputed the Total Debt UW NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Total Debt Cut-off Date Balance ($). With respect to those Mortgage Loans indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Loan. This procedure was performed only for those Mortgage Loans containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 260, we recomputed the Coop – LTV as Rental by dividing the (i) Cut-Off Date Balance by (ii) Coop – Rental Value. This procedure was only performed for those Mortgage Loans with a Property Sub-Type of “Cooperative.”

With respect to Characteristic 261, we recomputed the Coop – Unsold Percent by dividing the (i) sum of (a) Coop - Sponsor Units, (b) Coop - Investor Units and (c) Coop – Coop Units by (ii)

Units/SF. This procedure was only performed for those Mortgage Loans with a Property Sub-Type of “Cooperative.”

With respect to Characteristic 265, we recomputed the Coop – Sponsor/Investor Carry by subtracting the (i) aggregate annual coop maintenance amount of the Coop - Sponsor Units and Coop - Investor Units (as ascertained from the Coop Rent Roll) from the (ii) aggregate annual rent of the Coop - Sponsor Units and Coop - Investor Units (as ascertained from the Coop Rent Roll). This procedure was only performed for those Mortgage Loans with a Property Sub-Type of “Cooperative.”

With respect to Characteristic 276, we recomputed the Periodic Principal and Interest Payment Securitization Amount by adding the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount. This procedure was not performed for those Mortgage Loans with a Seasoning equal to zero.

With respect to Characteristic 328, we recomputed the Most Recent Debt Service Amount:

for amortizing and partial interest-only Mortgage Loans, as the product of (i) the Monthly Debt Service (P&I) and (ii) twelve; and for full term interest-only Mortgage Loans, as the product of (i) the Monthly Debt Service (IO) and (ii) twelve.

This procedure was only performed for those Mortgage Loans with Most Recent Revenues. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 329, we recomputed the Most Recent Debt Service Coverage Net Operating Income Percentage by dividing the (i) Most Recent NOI by (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Loans with Most Recent NOI. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 330, we recomputed the Most Recent Debt Service Coverage Net Cash Flow Percentage by dividing the (i) Most Recent Net Cash Flow Amount by (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Loans with a Most Recent Net Cash Flow Amount. With respect to any Mortgage Loan that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Loan that is in a group of cross-collateralized Mortgage Loan(s), such Characteristic is calculated on the basis of all the Mortgage Loans in such cross-collateralized group (if applicable).

With respect to Characteristic 335, assuming, at your request, no prepayment of principal, we recomputed the Report Period Beginning Schedule Loan Balance Amount using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Rate and the Due Date in January 2023. With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of January 2023 and full term interest-only Mortgage Loans (if any), the Report Period Beginning Schedule Loan Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period Beginning Schedule Loan Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 336, assuming, at your request, no prepayments of principal, we recomputed the Report Period End Actual Balance Amount using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Rate and the Cut-off Date. With respect to partial interest-only Mortgage Loans determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Loans (if any), the Report Period End Actual Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period End Actual Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 337, we recomputed the Total Scheduled Principal Interest Due Amount by adding the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount.

With respect to Characteristic 338, we recomputed the Scheduled Interest Amount as the product of (i) the Report Period Beginning Schedule Loan Balance Amount, (ii) the Rate, (iii) the number of calendar days from and inclusive of the Due Date in January 2023 to and exclusive of the Due Date in February 2023 and (iv) a fraction equal to 1/360. This procedure was not performed for those Mortgage Loans with a Seasoning equal to zero.

With respect to Characteristic 340, we recomputed the Scheduled Principal Amount by subtracting the (i) Scheduled Interest Amount from (ii) Monthly Debt Service (P&I). This procedure was only performed for those Mortgage Loans determined to be amortizing as of the Due Date in February 2023.